Stockholders' Equity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	82	58	56
Excercisable stock options	57	46
Weighted average exercise price	$ 50	$ 50	$ 63
2009 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	7,000
Option vesting period	Quarterly over 3 years
Date adopted by shareholders
Option term	7 years
Options outstanding	1
Excercisable stock options	1
Weighted average exercise price	$ 105
2011 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	150,000
Option vesting period	Immediate / Quarterly over 3 years
Date adopted by shareholders	November 2011
Option term	7 years
Options outstanding	81
Excercisable stock options	56
Weighted average exercise price	$ 45